Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.4%
Air Freight & Logistics — 3.0%
1,650
FedEx Corp. .....................
$ 428,373
2,650
United Parcel Service, Inc., Class B .....
446,260
874,633
Automobiles — 1.9%
8,350
Ford Motor Co. ...................
73,397
11,700
General Motors Co. ................
487,188
560,585
Banks — 8.7%
5,653
Bank OZK .......................
176,769
9,729
Citigroup, Inc. ....................
599,890
4,809
Citizens Financial Group, Inc. .........
171,970
3,200
Comerica, Inc. ....................
178,752
13,350
Huntington Bancshares, Inc. ..........
168,610
3,794
JPMorgan Chase & Co. .............
482,104
4,850
Synovus Financial Corp. .............
156,995
10,450
U.S. Bancorp .....................
486,865
8,050
Umpqua Holdings Corp. .............
121,877
2,543,832
Biotechnology — 4.1%
3,656
AbbVie, Inc. .....................
391,740
1,523
Amgen, Inc. ......................
350,168
674
Regeneron Pharmaceuticals, Inc.(a) .....
325,616
950
United Therapeutics Corp.(a) .........
144,201
1,211,725
Capital Markets — 7.2%
522
BlackRock, Inc. ...................
376,644
2,200
Goldman Sachs Group, Inc. (The) ......
580,162
3,650
Lazard, Ltd., Class A ...............
154,395
8,525
Morgan Stanley ...................
584,218
2,736
T. Rowe Price Group, Inc. ............
414,203
2,109,622
Chemicals — 2.9%
8,050
Dow, Inc. ........................
446,775
2,841
PPG Industries, Inc. ................
409,729
856,504
Construction & Engineering — 0.6%
2,413
Quanta Services, Inc. ...............
173,784
Consumer Finance — 2.2%
4,750
Capital One Financial Corp. ..........
469,537
3,850
OneMain Holdings, Inc. .............
185,416
654,953
Diversified Consumer Services — 1.7%
300
Graham Holdings Co., Class B ........
160,014
7,250
H&R Block, Inc. ..................
114,985
2,650
Service Corp. International ...........
130,115
1,650
Terminix Global Holdings, Inc.(a) ......
84,166
489,280
Shares Fair Value
COMMON STOCKS — (continued)
Diversified Telecommunication Services — 2.7%
13,457
Verizon Communications, Inc. .........
$ 790,599
Electric Utilities — 2.4%
5,251
Duke Energy Corp. ................
480,782
962
Exelon Corp. .....................
40,616
3,750
NRG Energy, Inc. ..................
140,812
700
Southern Co. (The) .................
43,001
705,211
Electrical Equipment — 2.5%
2,341
Eaton Corp. PLC ..................
281,248
5,800
Emerson Electric Co. ...............
466,146
747,394
Electronic Equipment, Instruments &
Components — 0.9%
1,500
Arrow Electronics, Inc.(a) ............
145,950
1,600
SYNNEX Corp. ...................
130,304
276,254
Energy Equipment & Services — 1.7%
5,249
Halliburton Co. ...................
99,206
18,350
Schlumberger NV .................
400,581
499,787
Entertainment — 1.7%
5,350
Activision Blizzard, Inc. .............
496,748
Equity Real Estate Investment Trusts (REITS)
— 3.3%
3,514
Gaming & Leisure Properties, Inc. ......
148,978
4,500
Iron Mountain, Inc. ................
132,660
4,100
Omega Healthcare Investors, Inc. .......
148,912
1,650
Public Storage ....................
381,034
5,843
VICI Properties, Inc. ...............
148,997
960,581
Food & Staples Retailing — 0.8%
1,967
Sprouts Farmers Market, Inc.(a) .......
39,537
1,300
Walmart, Inc. .....................
187,395
226,932
Food Products — 2.1%
3,336
General Mills, Inc. .................
196,157
11,864
Kraft Heinz Co. (The) ...............
411,206
607,363
Gas Utilities — 0.4%
3,100
National Fuel Gas Co. ..............
127,503
Health Care Providers & Services — 5.8%
1,374
Anthem, Inc. .....................
441,178
1,900
Cigna Corp. ......................
395,542
1,400
DaVita, Inc.(a) ....................
164,360
2,650
HCA Healthcare, Inc. ...............
435,819
974
McKesson Corp. ..................
169,398

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — (continued)
900
Quest Diagnostics, Inc. ..............
$ 107,253
1,713,550
Household Durables — 1.9%
2,200
DR Horton, Inc. ...................
151,624
1,750
Lennar Corp., Class A ..............
133,403
3,328
PulteGroup, Inc. ...................
143,503
700
Whirlpool Corp. ...................
126,343
554,873
Household Products — 0.6%
2,050
Spectrum Brands Holdings, Inc. .......
161,909
Independent Power and Renewable Electricity
Producers — 0.6%
7,220
AES Corp. (The) ..................
169,670
Industrial Conglomerates — 0.4%
633
3M Co. .........................
110,642
Insurance — 4.5%
9,400
Aflac, Inc. .......................
418,018
9,980
MetLife, Inc. .....................
468,561
5,400
Prudential Financial, Inc. ............
421,578
1,308,157
Interactive Media & Services — 0.9%
2,150
Zillow Group, Inc., Class C(a) .........
279,070
IT Services — 2.1%
1,850
Alliance Data Systems Corp. ..........
137,085
5,890
Cognizant Technology Solutions Corp.,
Class A .......................
482,685
619,770
Life Sciences Tools & Services — 1.7%
1,050
Thermo Fisher Scientific, Inc. .........
489,069
Machinery — 6.1%
2,079
Cummins, Inc. ....................
472,141
2,000
Deere & Co. .....................
538,100
1,850
PACCAR, Inc. ....................
159,618
1,600
Parker-Hannifin Corp. ..............
435,856
2,243
Timken Co. (The) ..................
173,518
1,779,233
Media — 2.9%
450
Charter Communications, Inc., Class A(a)
297,697
3,700
DISH Network Corp., Class A(a) .......
119,658
5,450
Interpublic Group of Cos., Inc. (The) ....
128,184
1,394
Nexstar Media Group, Inc., Class A .....
152,211
3,750
ViacomCBS , Inc., Class B ...........
139,725
837,475
Metals & Mining — 1.5%
6,651
Southern Copper Corp. ..............
433,113
Shares Fair Value
COMMON STOCKS — (continued)
Multiline Retail — 1.8%
2,999
Target Corp. .....................
$ 529,413
Multi-Utilities — 1.0%
2,350
Sempra Energy ...................
299,414
Oil, Gas & Consumable Fuels — 2.3%
19,877
Antero Midstream Corp. .............
153,252
3,800
Cimarex Energy Co. ................
142,538
7,850
EOG Resources, Inc. ...............
391,479
687,269
Personal Products — 0.7%
1,144
Herbalife Nutrition, Ltd.(a) ...........
54,969
2,801
Nu Skin Enterprises, Inc., Class A ......
153,019
207,988
Pharmaceuticals — 1.7%
8,250
Bristol-Myers Squibb Co. ............
511,748
Road & Rail — 0.4%
1,285
CSX Corp. ......................
116,614
Semiconductors & Semiconductor Equipment
— 4.2%
4,450
Applied Materials, Inc. ..............
384,035
976
Broadcom, Inc. ...................
427,342
600
KLA Corp. ......................
155,346
1,850
QUALCOMM, Inc. ................
281,829
1,248,552
Software — 1.4%
6,344
Oracle Corp. .....................
410,393
Specialty Retail — 1.7%
1,550
Best Buy Co., Inc. .................
154,674
2,221
Lowe's Cos., Inc. ..................
356,493
511,167
Technology Hardware, Storage & Peripherals
— 1.4%
5,775
Dell Technologies, Inc., Class C(a) ......
423,250
Thrifts & Mortgage Finance — 0.2%
5,122
New York Community Bancorp, Inc. ....
54,037
Tobacco — 1.3%
9,200
Altria Group, Inc. ..................
377,200
Trading Companies & Distributors — 0.5%
674
United Rentals, Inc.(a) ..............
156,307
Total Common Stocks
(Cost $24,722,116) ............... 28,903,173

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 1.5%
445,098
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(b) .......
$ 445,098
Total Money Market Fund
(Cost $445,098) ................. 445,098
Total Investments — 99.9%
(Cost $25,167,214) ............................ 29,348,271
Net Other Assets (Liabilities) — 0.1% ............... 37,325
NET ASSETS — 100.0% .......................
$ 29,385,596
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 29,348,271(a) $ — $ — $ 29,348,271
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.